Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property and Equipment, Net [Line Items]
Total	$ 26,861,215	$ 26,231,905
Less: accumulated depreciation	(6,911,094)	(5,019,442)
Property and equipment, net	19,950,121	21,212,463
Office buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	20,557,526	20,628,654
Equipment and office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	2,433,520	1,902,317
Office building related facilities, machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	64,192	63,022
Transportation Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	707,728	707,015
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	$ 3,098,249	$ 2,930,897